Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000212575
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
Trading Symbol	HTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Healthcare Technology and Innovation ETF	$38	0.68%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
AssetsNet	$ 50,325,444
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 155,500
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$50,325,444	63	$155,500	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Information Technology	1.7%
Consumer Staples	2.4%
Health Care	95.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
GRAIL	2.9%
Guardant Health	2.8%
Arrowhead Pharmaceuticals	2.6%
Axogen	2.5%
Adaptive Biotechnologies	2.2%
Natera	2.2%
Thermo Fisher Scientific	2.1%
Illumina	2.1%
Intuitive Surgical	2.1%
Tempus AI, Cl A	2.0%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000131868
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
Trading Symbol	ROBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Robotics and Automation Index ETF	$57	0.95%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.95%
AssetsNet	$ 1,243,561,429
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 5,160,614
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,243,561,429	79	$5,160,614	18%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	4.5%
Short-Term Investments	6.2%
Health Care	6.8%
Information Technology	39.3%
Industrials	48.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Symbotic, Cl A	2.3%
Teradyne	2.2%
Hon Hai Precision Industry	1.9%
Celestica	1.9%
Intuitive Surgical	1.9%
Yaskawa Electric	1.9%
FANUC	1.9%
Novanta	1.8%
Rockwell Automation	1.7%
Illumina	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000212574
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Trading Symbol	THNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
ROBO Global® Artificial Intelligence ETF	$43	0.68%
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.68%
AssetsNet	$ 313,269,923
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 777,560
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$313,269,923	53	$777,560	16%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.3%
Real Estate	1.0%
Industrials	1.1%
Communication Services	5.4%
Health Care	6.8%
Consumer Discretionary	9.7%
Information Technology	75.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Nebius Group, Cl A	3.9%
Advanced Micro Devices	3.2%
IonQ	2.6%
Lam Research	2.6%
Alibaba Group Holding ADR	2.5%
Alphabet, Cl A	2.5%
ASML Holding, Cl G	2.5%
Taiwan Semiconductor Manufacturing	2.4%
Datadog, Cl A	2.3%
Pure Storage, Cl A	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials